ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Textual) (USD $)	0 Months Ended	4 Months Ended	12 Months Ended		28 Months Ended		1 Months Ended			1 Months Ended				0 Months Ended	1 Months Ended				0 Months Ended	1 Months Ended
	Aug. 30, 2011	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014 item	Sep. 30, 2011 Empire	Sep. 03, 2011 Empire	May 17, 2012 Pershing Royalty Company	Mar. 30, 2012 9% senior convertible promissory notes	Aug. 31, 2013 Exchange Of Related Party Debt Transaction Barry Honig	Jul. 30, 2014 Warrant To Purchase Common Stock	Jul. 02, 2014 Warrant To Purchase Common Stock	Aug. 30, 2011 Acquisition	Aug. 31, 2013 Convertible Series E Preferred Stock	Oct. 31, 2014 Convertible Series E Preferred Stock Subsequent Event	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant To Purchase Common Stock	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant To Purchase Common Stock Exchange Of Related Party Debt For Preferred Stock And Warrants 9% senior convertible promissory notes	Jun. 19, 2012 Common Stock	Apr. 30, 2012 Common Stock
Number Of Entity Properties Contain Proven And Probable Reserves						0
Acquisition of Relief Canyon, paid in cash	$ 12,000,000		$ 0	$ 2,576,400	$ 2,576,400									$ 12,000,000
Acquisition of Relief Canyon, convertible notes issued	8,000,000													8,000,000
Number Of Gold Exploration Properties									2
Net loss		(11,791,302)	(14,103,388)	(49,103,047)	(74,825,220)
Net Cash Provided by (Used in) Operating Activities			7,200,000
Stock Issued During Period, Shares, New Issues															10,533	35,714,287			12,500,000	4,385,716
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												2,725,454	11,616,222		12,639,600		12,639,600	782,400
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants															10,200,000	9,900,000
Number of shares issued in exchange for outstanding principal and accrued interest to related party											652
Amount owed by the Company under a Credit Facility Agreement to related party										1,015,604	646,000
Total accumulated deficit since inception			100,000,000
Sold equity ownership interest in Capital Hoedown (as a percent)							66.67%	66.67%
Price for the sale							$ 500,000	$ 500,000
Number of warrants issued in exchange for outstanding principal and accrued interest to related party (in shares)											782,400